Intangible Assets, Net (Details) - Schedule of presents the intangible asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Balance at beginning	$ 3,538	$ 9,430
Additions
Acquisition of a subsidiary	4,492
Disposal	(554)
Amortization expense	(2,110)	(5,172)
Foreign currency translation difference	11	4
Accumulated impairment loss		(703)
Foreign currency translation difference		(21)
Balance at ending	5,377	3,538
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning	6	24
Additions
Acquisition of a subsidiary
Disposal
Amortization expense		(17)
Foreign currency translation difference	(6)
Accumulated impairment loss		(1)
Foreign currency translation difference
Balance at ending		6
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning	3,532	9,406
Additions
Acquisition of a subsidiary
Disposal	(554)
Amortization expense	(2,017)	(5,155)
Foreign currency translation difference	17	4
Accumulated impairment loss		(702)
Foreign currency translation difference		(21)
Balance at ending	978	3,532
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning
Additions
Acquisition of a subsidiary	4,492
Disposal
Amortization expense	(93)
Foreign currency translation difference
Accumulated impairment loss
Foreign currency translation difference
Balance at ending	$ 4,399